FINANCIAL RISK MANAGEMENT - Schedule of Maximum Credit Exposure (Details) - GBP (£) £ in Millions		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial assets at fair value through profit or loss:
Financial assets at fair value through profit or loss	[1]	£ 206,771	£ 191,169
Derivative financial instruments		22,051	29,613
Loans and advances to banks and reverse repurchase agreements		10,533	10,746	£ 9,775
Loans and advances to customers and reverse repurchase agreements		499,788	498,843
Debt securities		6,835	5,405
Financial assets at amortised cost		517,156	514,994
Reinsurance assets		759	842
Maximum exposure
Financial assets at fair value through profit or loss:
Financial assets at fair value through profit or loss		89,146	94,720
Derivative financial instruments		22,051	29,613
Loans and advances to banks and reverse repurchase agreements		10,533	10,746
Loans and advances to customers and reverse repurchase agreements		499,788	498,843
Debt securities		6,835	5,405
Financial assets at amortised cost		517,156	514,994
Financial assets at fair value through other comprehensive income		27,902	27,437
Reinsurance assets		759	842
Off-balance sheet items:
Acceptances and endorsements		191	131
Other items serving as direct credit substitutes		510	317
Performance bonds, including letters of credit, and other transaction-related contingencies		2,043	2,105
Irrevocable commitments and guarantees		71,158	73,962
Off-balance sheet items		73,902	76,515
Maximum exposure to credit risk		730,916	744,121
Offset
Financial assets at fair value through profit or loss:
Financial assets at fair value through profit or loss		0	0
Derivative financial instruments		11,600	15,866
Loans and advances to banks and reverse repurchase agreements		0	0
Loans and advances to customers and reverse repurchase agreements		1,506	2,762
Debt securities		0	0
Financial assets at amortised cost		1,506	2,762
Financial assets at fair value through other comprehensive income		0	0
Reinsurance assets		0	0
Off-balance sheet items:
Acceptances and endorsements		0	0
Other items serving as direct credit substitutes		0	0
Performance bonds, including letters of credit, and other transaction-related contingencies		0	0
Irrevocable commitments and guarantees		0	0
Off-balance sheet items		0	0
Maximum exposure to credit risk		13,106	18,628
Net exposure
Financial assets at fair value through profit or loss:
Financial assets at fair value through profit or loss		89,146	94,720
Derivative financial instruments		10,451	13,747
Loans and advances to banks and reverse repurchase agreements		10,533	10,746
Loans and advances to customers and reverse repurchase agreements		498,282	496,081
Debt securities		6,835	5,405
Financial assets at amortised cost		515,650	512,232
Financial assets at fair value through other comprehensive income		27,902	27,437
Reinsurance assets		759	842
Off-balance sheet items:
Acceptances and endorsements		191	131
Other items serving as direct credit substitutes		510	317
Performance bonds, including letters of credit, and other transaction-related contingencies		2,043	2,105
Irrevocable commitments and guarantees		71,158	73,962
Off-balance sheet items		73,902	76,515
Maximum exposure to credit risk		717,810	725,493
Loans and advances | Maximum exposure
Financial assets at fair value through profit or loss:
Financial assets at fair value through profit or loss		29,538	28,476
Loans and advances | Offset
Financial assets at fair value through profit or loss:
Financial assets at fair value through profit or loss		0	0
Loans and advances | Net exposure
Financial assets at fair value through profit or loss:
Financial assets at fair value through profit or loss		29,538	28,476
Debt securities, treasury and other bills | Maximum exposure
Financial assets at fair value through profit or loss:
Financial assets at fair value through profit or loss		47,237	46,701
Debt securities, treasury and other bills | Offset
Financial assets at fair value through profit or loss:
Financial assets at fair value through profit or loss		0	0
Debt securities, treasury and other bills | Net exposure
Financial assets at fair value through profit or loss:
Financial assets at fair value through profit or loss		47,237	46,701
Contracts held with reinsurers | Maximum exposure
Financial assets at fair value through profit or loss:
Financial assets at fair value through profit or loss		12,371	19,543
Contracts held with reinsurers | Offset
Financial assets at fair value through profit or loss:
Financial assets at fair value through profit or loss		0	0
Contracts held with reinsurers | Net exposure
Financial assets at fair value through profit or loss:
Financial assets at fair value through profit or loss		£ 12,371	£ 19,543

[1]	See note 1 regarding changes to presentation.